INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the allowance for obsolescence of inventories
At the beginning of the year	$ 4,210
At the end of the year	3,212	$ 4,210
Accumulated impairment
Movements in the allowance for obsolescence of inventories
At the beginning of the year	(205)	(82)
Additions	(131)	(125)
Decreases (includes RECPAM)	110	2
At the end of the year	$ (226)	$ (205)